CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,645,194)	$ (2,402,211)	$ (7,922,634)	$ (2,860,594)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	179,886	20,616	182,426	1,572
Amortization of right-to-use asset	267,463	6,237	162,276	4,318
Net gain on settlement of notes payable	0	(1,836)	0	(35,236)
Amortization of financing cost	565,431	0	0	30,000
Gain on waiver fee shares	(198,273)	0
Gain on conversion of accrued salary	(15,032)	0	0	(6,988)
(Gain) on settlement of warrants			0	(235,053)
Loss on conversion of Pref Stock Series A to common stock			0	0
(Gain) loss on revaluation of derivative liabilities	(79,837)	493,455	493,455	(508,839)
Derivative expense			0	125,869
Gain (loss) on settlement of accounts payable	78,235	0	0	(399,761)
Amortization of discount on notes payable	231,180	756,795	756,795	1,128,885
Share-based compensation	168,527	232,430	1,039,843	568,363
Changes in assets and liabilities:
Accounts receivables	(11,274)	0	(44,313)	0
Prepaid expenses	(19,699)	(14,618)	(47,985)	9,721
Due from related party			0	0
Inventory	(5,279)	(1,480)	(25,314)	0
Accounts payable and accrued liabilities	534,132	(366,636)	54,527	522,758
Operating lease liability	12,158	9,726	75,017	6,325
Other current liabilities	0	880	74,166	2,488
Accrued interest	31,714	202,313	205,795	125,310
Net cash used in operating activities	(1,905,862)	(1,064,329)	(4,995,946)	(1,520,862)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of fixed assets	(19,223)	(495,360)	(1,928,192)	0
Net cash used in investing activities	(19,223)	(495,360)	(1,928,192)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement of common stock	0	1,668,000	1,668,000	0
Proceeds from sales of Preferred Stock, net of fees	0	2,760,000
Proceeds from notes payable - related parties, net of discount	348,750	0
Proceeds from notes payable, net of discount	675,000	0	0	1,673,406
Proceeds from sale of common stock			51,500	0
Proceeds from convertible notes payable, net of discount			850,000	0
Principal payments on notes payable	0	(177,534)	(179,368)	(171,000)
Net cash provided by financing activities	1,023,750	4,250,466	8,023,832	1,502,406
Net increase in cash and cash equivalents	(901,335)	2,690,777	1,099,694	(18,456)
Cash and cash equivalents at beginning of period	1,164,483	64,789	64,789	83,245
Cash and cash equivalents at end of period	263,148	2,755,566	1,164,483	64,789
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,680	0	2,680	2,680
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for conversion of debt and accrued interest	0	2,653,795	0	1,633,406
Settlement of derivative liabilities		(1,301,137)	(1,301,137)	460,562
Discount on notes payable due to derivative liabilities			0	1,234,792
Preferred stock dividend	79,692	20,499	185,202	75,535
Deemed dividends on Preferred Stock	0	332,242	3,118,530	0
Capital expenditures included in accounts payable	1,009,471	0	3,291,735	0
Conversion of payable to common stock	500,000	0	252,029	0
Cashless exercise of warrants			0	290,000
Discount on note payable due to warrants			261,568	0
Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock			102,333	0
Accrued Payroll [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock			50,000	0
Series A Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Preferred A stock issued to consultants				0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend		1,000	1,000
Conversion of Preferred stock to common stock	$ 0	6,000	6,000	0
Series C Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees			2,760,000	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend			87,059
Conversion of Preferred stock to common stock			61,781	0
Series D Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees			2,873,700	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend			35,327
Series X Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend		$ 16,392	$ 0	$ 65,568